Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 543,346.10
Total Fee Amount	47.27
Total Offset Amount	0.00
Net Fee	$ 47.27
Offering Table N/A
Offset Table N/A	N/A